Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Prospectus Date	rr_ProspectusDate	Dec. 19, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2014